Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Assets and liabilities held for sale detail (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets of disposal groups held for sale
Cash and balances at central banks	$ 242,859	$ 267,674	$ 285,868
Trading assets	366,153	314,842
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	133,063	115,769
Derivatives	237,740	268,637
Loans and advances to banks	108,462	102,039
Loans and advances to customers	988,399	930,658	938,535
Prepayments, accrued income and other assets	184,794	152,740
Total assets	3,233,034	3,017,048	3,038,677
Liabilities of disposal groups held for sale
Deposits by banks	97,952	73,997
Customer accounts	1,786,828	1,654,955	$ 1,611,647
Financial liabilities designated at fair value	158,456	138,727
Derivatives	237,854	264,448
Debt securities in issue	99,675	105,785
Insurance contract liabilities	122,955	107,629
Accruals, deferred income and other liabilities	142,123	130,340
Total liabilities	3,027,368	2,824,775
Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	337	1,896
Trading assets	113
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,351	14,560
Derivatives	14	36
Loans and advances to banks	45	144
Loans and advances to customers	2,190	965
Financial investments	294	8,500
Goodwill	3	5
Prepayments, accrued income and other assets	366	1,020
Total assets	9,713	27,126
Liabilities of disposal groups held for sale
Deposits by banks	131
Customer accounts	16,173	5,399
Financial liabilities designated at fair value	1,345	130
Derivatives	16	19
Debt securities in issue	495
Insurance contract liabilities	4,925	21,811
Accruals, deferred income and other liabilities	297	1,652
Total liabilities	23,382	29,011
South Africa
Assets of disposal groups held for sale
Total assets	400
Liabilities of disposal groups held for sale
Total liabilities	2,100
Transfer of agreed liabilities	2,100
Expected cash contribution	1,700
South Africa | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0	0
Trading assets	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0	0
Derivatives	8	10
Loans and advances to banks	0	0
Loans and advances to customers	431	656
Financial investments	0	0
Goodwill	0	0
Prepayments, accrued income and other assets	3	7
Total assets	442	673
Liabilities of disposal groups held for sale
Deposits by banks	0
Customer accounts	2,056	3,294
Financial liabilities designated at fair value	0	0
Derivatives	13	19
Debt securities in issue	0
Insurance contract liabilities	0	0
Accruals, deferred income and other liabilities	13	32
Total liabilities	2,082	3,345
Net assets/(liabilities) classified as held for sale	0
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	400
German custody business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0
Trading assets	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0
Derivatives	0
Loans and advances to banks	16
Loans and advances to customers	323
Financial investments	0
Goodwill	0
Prepayments, accrued income and other assets	17
Total assets	356
Liabilities of disposal groups held for sale
Deposits by banks	116
Customer accounts	12,316
Financial liabilities designated at fair value	0
Derivatives	0
Debt securities in issue	0
Insurance contract liabilities	0
Accruals, deferred income and other liabilities	33
Total liabilities	12,465
HSBC Bank (Uruguay) S.A. | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	335
Trading assets	113
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0
Derivatives	6
Loans and advances to banks	29
Loans and advances to customers	1,314
Financial investments	294
Goodwill	0
Prepayments, accrued income and other assets	51
Total assets	2,142
Liabilities of disposal groups held for sale
Deposits by banks	15
Customer accounts	1,369
Financial liabilities designated at fair value	0
Derivatives	3
Debt securities in issue	495
Insurance contract liabilities	0
Accruals, deferred income and other liabilities	77
Total liabilities	1,959
HSBC Life (UK) Limited | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0
Trading assets	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,351
Derivatives	0
Loans and advances to banks	0
Loans and advances to customers	0
Financial investments	0
Goodwill	0
Prepayments, accrued income and other assets	273
Total assets	6,624
Liabilities of disposal groups held for sale
Deposits by banks	0
Customer accounts	0
Financial liabilities designated at fair value	1,345
Derivatives	0
Debt securities in issue	0
Insurance contract liabilities	4,925
Accruals, deferred income and other liabilities	116
Total liabilities	6,386
HSBC Life (UK) Limited | Discontinued operations | - assets held for sale
Assets of disposal groups held for sale
Total assets	6,600
Liabilities of disposal groups held for sale
Total liabilities	6,400
Sri Lanka retail banking business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	2
Trading assets	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0
Derivatives	0
Loans and advances to banks	0
Loans and advances to customers	101
Financial investments	0
Goodwill	3
Prepayments, accrued income and other assets	15
Total assets	121
Liabilities of disposal groups held for sale
Deposits by banks	0
Customer accounts	430
Financial liabilities designated at fair value	0
Derivatives	0
Debt securities in issue	0
Insurance contract liabilities	0
Accruals, deferred income and other liabilities	40
Total liabilities	470
French life insurance business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		14,560
Derivatives		26
Loans and advances to banks		144
Loans and advances to customers		0
Financial investments		8,500
Goodwill		0
Prepayments, accrued income and other assets		992
Total assets		24,222
Liabilities of disposal groups held for sale
Customer accounts		0
Financial liabilities designated at fair value		11
Derivatives		0
Insurance contract liabilities		21,811
Accruals, deferred income and other liabilities		1,598
Total liabilities		23,420
Germany private banking business | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks		1,896
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		0
Derivatives		0
Loans and advances to banks		0
Loans and advances to customers		309
Financial investments		0
Goodwill		5
Prepayments, accrued income and other assets		21
Total assets		2,231
Liabilities of disposal groups held for sale
Customer accounts		2,085
Financial liabilities designated at fair value		119
Derivatives		0
Insurance contract liabilities		0
Accruals, deferred income and other liabilities		22
Total liabilities		2,226
Other | Discontinued operations
Assets of disposal groups held for sale
Cash and balances at central banks	0	0
Trading assets	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	0	0
Derivatives	0	0
Loans and advances to banks	0	0
Loans and advances to customers	21	0
Financial investments	0	0
Goodwill	0	0
Prepayments, accrued income and other assets	7	0
Total assets	28	0
Liabilities of disposal groups held for sale
Deposits by banks	0
Customer accounts	2	20
Financial liabilities designated at fair value	0	0
Derivatives	0	0
Debt securities in issue	0
Insurance contract liabilities	0	0
Accruals, deferred income and other liabilities	18	0
Total liabilities	$ 20	$ 20